Business Combinations (Tables)	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Business combinations information
The following represents provisional fair value of assets acquired and liabilities assumed:

JPY (millions) Amount
Intangible assets	¥63,421
Other assets	5,541
Deferred tax liabilities	(8,043)
Other liabilities	(5,678)
Basis adjustments	(3,381)
Goodwill	18,143
Net assets acquired	¥70,003
The total consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥3,029,431
Takeda equity (770,303,013 shares)	3,131,282
Cash for cash settled awards	52,622
Total	¥6,213,335
The following represents the preliminary estimate of the fair value of assets acquired and liabilities assumed:

JPY (millions) Amount
Cash and cash equivalents	¥227,223
Trade and other receivables	326,154
Inventories	825,985
Property, plant & equipment	684,487
Intangible assets	3,899,298
Assets held for sale	463,526
Other assets	103,283
Trade and other payables	(61,382)
Provisions	(342,202)
Bonds and loans	(1,603,199)
Deferred tax liabilities	(809,667)
Liabilities held for sale	(196,294)
Other liabilities	(354,139)
Basis adjustments	(37,107)
Goodwill	3,087,369
Net assets acquired	¥6,213,335
The total consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥67,319
The ordinary shares of TiGenix already owned by Takeda immediately prior to the acquisition date	2,684
Total	¥70,003
The consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥531,918
Debt assumed	59,155
Assumption of share-based payment liabilities	27,820
Total	¥618,893
Reduced by:
Cash acquired	(29,869)
Deferred consideration	(1,509)
Proceeds from cash flow hedge	(4,411)
Net consideration paid	¥583,104
The following represents fair value of assets acquired, liabilities assumed, purchase consideration transferred:

JPY (millions) Amount

Intangible assets	¥433,047
Other assets	43,490
Deferred tax liabilities	(92,419)
Other liabilities	(38,852)
Goodwill	273,627
Net Assets Acquired	¥618,893
The following pro forma financial information presents the combined results of the operations of Takeda and Shire as if the acquisition of Shire had occurred as of April 1, 2018. The pro forma financial information is not necessarily indicative of what the consolidated results of operations would have been had the respective acquisitions been completed on April 1, 2018. In addition, the pro forma financial information does not purport to project the future results of operations of the combined Company.

JPY (millions)
For the Year Ended March 31, 2019
Revenues	¥3,412,468
Net loss	(90,581)